Note 7 - Balance Sheet Disclosures - Advance Payments Received From Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement Line Items [Line Items]
Current - advance payments received from customers	€ 0	€ 354	[1]
Non-current - advance payments received from customers	0	49,288	[1]
Reclassification to current	0	(354)
Donation	(887)	0		€ 0
Cash value of reservations, one-time bonus for agreement of payment plan	2,157	(0)		(0)
VAT gross up	7,827	(0)		(0)
Repayment for advance payments received from customers [member]
Statement Line Items [Line Items]
Current - advance payments received from customers	0	354
Non-current - advance payments received from customers	0	49,288
Advance payments received from customers	0	49,642
Balance as of January 1	49,642
Donation	(887)
Cash value of reservations, one-time bonus for agreement of payment plan	2,157
Balance as of December 31	0	49,642
Advance payments received from customers [member]
Statement Line Items [Line Items]
Advance payments received from customers	0	49,288		44,756
Balance as of January 1	49,462
Balance as of January 1	49,288	44,756
Additions	23	4,688
Repayment	(2,372)	(1,448)
Net interest	(5,172)	1,646
Donation	(870)	0
Cash value of reservations, one-time bonus for agreement of payment plan	2,157	0
VAT gross up	7,827	0
Deconsolidation of Subsidiary	(51,235)	0
Balance as of December 31	€ 0	€ 49,288		€ 44,756

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.